Subsequent Events (Details Narrative) (10-K) - USD ($)							1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 20, 2018	Mar. 19, 2018	Feb. 14, 2018	Jan. 08, 2018	Jan. 02, 2018	Jan. 02, 2018	Nov. 30, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of employee stock options granted					100,000			1,019,500	374,542	120,971
Weighted average exercise price								$ 5.08	$ 6.39	$ 0.13
Options vesting period					1 year
Number of options exercised								29,200	291,402
Number of options exercised, value
Chief Executive Officer [Member]
Number of employee stock options granted					300,000
President [Member]
Number of employee stock options granted					300,000
Former Chief Financial Officer [Member]
Number of employee stock options granted					300,000
Chief Operating Officer [Member]
Number of employee stock options granted					200,000
Options vesting period					1 year		3 years
Employee [Member]
Number of employee stock options granted			367,500
Options vesting period			4 years
Subsequent Event [Member] | Chief Executive Officer [Member]
Number of employee stock options granted						100,000
Weighted average exercise price						$ 5.01
Options expiration period						5 years
Options vesting period						1 year
Subsequent Event [Member] | President [Member]
Number of employee stock options granted						100,000
Weighted average exercise price						$ 5.01
Options expiration period						5 years
Options vesting period						1 year
Subsequent Event [Member] | Former Chief Financial Officer [Member]
Number of employee stock options granted						100,000
Weighted average exercise price						$ 5.01
Options expiration period						5 years
Options vesting period						1 year
Number of options exercised	29,200
Number of options exercised, value	$ 3
Subsequent Event [Member] | Chief Operating Officer [Member]
Number of employee stock options granted						200,000
Weighted average exercise price						$ 5.01
Options expiration period						5 years
Options vesting period						1 year
Subsequent Event [Member] | K Laser [Member]
Number of shares purchased				60,000
Subsequent Event [Member] | Employee [Member]
Number of employee stock options granted			367,500
Weighted average exercise price			$ 5.40
Options expiration period			5 years
Options vesting period			4 years
Subsequent Event [Member] | Takesha Brown [Member]
Number of employee stock options granted		35,000
Weighted average exercise price		$ 4.00
Options expiration period		5 years
Options vesting period		1 year